Loss Per Share - Schedule of Net Loss Per Share (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss from continuing operations attributable to shareholders of the Company	¥ (463,525,349)	¥ (843,053,922)	¥ (742,645,232)
Net income (loss) income from discontinued operations attributable to shareholders of the Company	51,443,794	(33,196,461)
Net loss attributable to shareholders of the Company	¥ (412,081,555)	¥ (876,250,383)	¥ (742,645,232)
Denominator:
Basic weighted average number of ordinary shares	32,444,772	30,837,733	25,619,301
Diluted weighted average number of ordinary shares	32,444,772	30,837,733	25,619,301
Basic and diluted loss per ordinary share
Continuing operations	¥ (14.29)	¥ (27.34)	¥ (28.99)
Discontinued operations	1.59	(1.07)
Total	¥ (12.7)	¥ (28.41)	¥ (28.99)